Nature of the Organization and Business (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 09, 2022	Aug. 12, 2021	Aug. 23, 2021	Dec. 31, 2022	Mar. 10, 2023	Feb. 06, 2023	Nov. 01, 2022	Aug. 05, 2022
Nature of the Organization and Business (Details) [Line Items]
Generating gross proceeds			$ 183,480
Private sale of units (in Shares)				276,250
Purchase price per unit (in Dollars per share)				$ 10
Gross proceeds				$ 2,762,500
Net proceeds			$ 7,339,200
Maturity terms				180 years
Additional private sale units (in Shares)			18,348
Additional private per share (in Dollars per share)			$ 10
Proceeds held in trust account			$ 57,339,200
Percentage of fair market value				80.00%
Percentage of outstanding voting rights				50.00%
General and administrative services				$ 10,000
Month fee amount				$ 10,000
Total gross proceeds percentage				3.00%
Consummation of our initial business combination				$ 114,000,000,000,000
Warrant price per share (in Dollars per share)				$ 1
Public per share (in Dollars per share)				$ 10.25
Net tangible assets				$ 5,000,001
Deposited in trust account								$ 573,392
Interest to pay dissolution expenses				100,000
Trust account redemptions description	the Company held a special meeting of stockholders at which such stockholders voted to amend the Company’s amended and restated certificate of incorporation and its investment trust agreement, giving the Company the right to extend the date by which the Company must complete its Initial Business Combination up to six times for an additional one month each time, from February 12, 2023 to August 12, 2023, by depositing $87,500 into the Trust Account for each one-month extension. In connection with the special meeting, 4,481,548 shares of common stock were tendered for redemption, resulting in redemption payments of $45,952,278 out of the Trust Account.
Cash				381,293
Initial Public Offering [Member]
Nature of the Organization and Business (Details) [Line Items]
Sale of stock (in Shares)		5,000,000
Sale of price per unit (in Dollars per share)		$ 10
Generating gross proceeds		$ 50,000,000
Offering costs		$ 973,988
Additional shares (in Shares)		750,000
Gross proceeds		$ 50,000,000
Net proceeds		$ 50,000,000
Maturity terms		180 days
Public shares redeem percentage		100.00%
Working capital deficit				1,921,061
Over-Allotment Option [Member]
Nature of the Organization and Business (Details) [Line Items]
Generating gross proceeds			$ 7,339,200
Underwriters shares purchased (in Shares)			733,920
Additional unit per share (in Dollars per share)			$ 10
Price per share of common stock issued (in Dollars per share)			$ 10
Subsequent Event [Member]
Nature of the Organization and Business (Details) [Line Items]
Additional deposited amount					$ 87,500	$ 87,500
Trust Account Redemptions [Member] | Subsequent Event [Member]
Nature of the Organization and Business (Details) [Line Items]
Additional deposited amount					87,500
Business Combination [Member]
Nature of the Organization and Business (Details) [Line Items]
Consummation of our initial business combination				$ 750,000
Deposited in trust account							$ 573,392
Price per share of common stock issued (in Dollars per share)							$ 0.1
Additional deposited amount					$ 87,500